UNITED STATES
SECURITES AND EXCHANGE COMMISSION
Washington, DC 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: _______03/30/01___________

Check here if Amendment [ ]; Amendment Number: _____
This Amendment: [ ] is a restatement
[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: ____CIBC World Markets CORP
Address: _____One World Financial Center ______
_____New York, New York 10281______

Form 13F File Number: 28-_06918___

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: ____Vince Saponar______________________
Title: ____Executive Director, Operations Control____
Phone: ____212-667-6239______________________

Signature, Place, and Date of Signing:

[signature] ______New York, New York____ 5/15/01

[Signature] [City, State] [Date]

Report Type:

[x] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 9

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total: 107,510 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

No	Form 13F File Number	Name
1	801-52680	Augusta Management LLC
2	801-36731	Oppenheimer Catalyst Mgmt LP
3	028-80110708	Oppenheimer Capital
4	801-53625	Troon Management LLC
5		CIBC Oppenheimer Advisors LLC
6	801-30871	Oppenheimer Horizon Management
7	801-55640	CIBC Oppenheimer LLC
8	028-04847	KBW Asset Management Inc.
9		CIBC Oppenheimer Advisors LLC

PAGE: 1 FORM 13F NAME OF REPORTING MANAGER: CIBC WORLD MARK ETS CORP. DATE 03/30/01

NAME OF ISSUES (ITEM 1)	TITLE OF CLASS (ITEM 2)	CUSIP NO (ITEM 3)	FAIR MARKET VALUE (ITEM 4)	SHARES OR PRINCIPAL AMOUNT (ITEM 5)	(ITEM 6) INVESTMENT DISCRETION SOLE (A)	SHARED (B)	SHARED OTHER (C)	MGR (ITEM 7)	(ITEM 8) VOTING AUTHORITY (SHARES) SOLE (A)	SHARED (B)	NONE (C)
AETHER SYS INC	COM	00808V105	3,900	300	300				300		
ADELPHIA COMMUNICATIONS CORP	SUB NT	006848BG9	8,355,670	8,548,000	8,548,000				8548,000		
ALLERGAN INC	LYON	018490AA0	1,555,625	2,500,000	2,500,000				2500,000		
AMERICAN TOWER CORP	CL A	029912201	151,700	8,200	8,200				8,200		
AVATAR HLDGS INC	SUB NT	053494AD2	15,270,986	16,092,000	16,092,000				16092,000		
BEA SYS INC	SB NT	073325AD4	5,567,300	5,000,000	5,000,000				5000,000		
CELLSTAR CORP	SUB NT	150925AC9	661,037	2,098,000	2,098,000				2098,000		
CELESTICA INC	LYON	15101QAA6	884,450	2,500,000	2,500,000				2500,000		
CHARTER COMMUNICATIONS INC DEL	SUB NT	16117MAB3	5,049,600	4,000,000	4,000,000				4000,000		
COMCAST CORP	CL A S	200300200	331,302	7,900	7,900				7,900		
COMVERSE TECHNOLOGY INC	SR DEB	205862AH8	3,425,025	4,044,000	4,044,000				4044,000		
CORNING INC	CV DEB	219350AJ4	2,340	4,000	4,000				4,000		
DIAMOND OFF SHORE DRILLING	SUB NT	25271CAA0	3,274,375	3,250,000	3,250,000				3250,000		
EXODUS COMMUNICATIONS INC	SUB NT	302088AJ8	4,792,500	9,000,000	9,000,000				9000,000		
FPA MEDICAL MANAGEMENT	SB DEB	302543AD5	1,522	2,455,000	2,455,000				2455,000		
GLOBAL TELESYSTEMS INC	CV PFD	37936U609	112,275	99,800	99,800				99,800		
GLOBAL TELESYSTEMS INC	COM	37936U104	27,787	37,050	37,050				37,050		
INHALE THERAPEUTIC SYS INC	SUB NT	457191AH7	1,028,241	1,606,000	1,606,000				1606,000		
INTERNATIONAL RECTIFIER CORP	SUB NT	460254AE5	6,730,960	8,000,000	8,000,000				8000,000		
I2 TECHNOLOGIES INC	SUB NT	465754AF6	3,875,753	4,900,000	4,900,000				4900,000		
JUNIPER NETWORKS INC	SB NT	48203RAA2	3,012,851	4,166,000	4,166,000				4166,000		
KERR MCGEE CORP	SB DB	492386AP2	6,213,900	5,000,000	5,000,000				5000,000		
LAMAR ADVERTISING CO	NT CV	512815AF8	5,097,250	5,000,000	5,000,000				5000,000		
LEVEL 3 COMMUNICATIONS INC	SB DEB	52729NAG5	6,506,663	13,347,000	13,347,000				13347,000		
LEVEL 3 COMMUNICATIONS INC	SUB NT	52729NAS9	4,408,281	11,125,000	11,125,000				11125,000		
MANUGISTICS GROUP	SUB NT	565011AB9	3,937,313	5,478,000	5,478,000				5478,000		
NEWS AMER INC	LYONS	652482AY6	5,015,625	10,700,000	10,700,000				10700,000		
PEREGRINE SYSTEMS INC	SB NT	71366QAA9	5,764,000	5,500,000	5,500,000				5500,000		
PRIMUS TELECOMMUNICATIONS	SB DEB	741929AL7	2,265,025	9,245,000	9,245,000				9245,000		
PROTEIN DESIGN LABS INC	SUB NT	74369LAB9	92,956	106,000	106,000				106,000		
REDBACK NETWORKS INC	COM	757209101	17,082	1,306	1,306				1,306		
SEMTECH CORP	SUB NT	816850AD3	1,812,993	1,944,000	1,944,000				1944,000		
SPECTRASITE HLDGS INC	COM	84760T100	244,750	55,943	55,943				55,943		
SUPERIOR TR I	PFD CV	86836P202	25,708	2,000	2,000				2,000		
TRIQUINT SEMICONDUCTOR INC	SUB NT	89674KAB9	614,500	1,000,000	1,000,000				1000,000		
USINTERNETWORKING INC	SUB NT	917311AH5	43,542	145,000	145,000				145,000		
VIATEL FING TR	TR PFD	92553A303	139,188	65,500	65,500				65,500		
VIATEL INC	COM	925529208	9,947	17,700	17,700				17,700		
WINSTAR COMMUNICATIONS INC	PFD	975515859	1,006,759	4,007	4,007				4,007		
WINSTAR COMMUNICATIONS INC	CV PFD	975515875	178,868	40,884	40,884				40,884		
	PAGE TOTAL		107,509,549								
	GRAND TOTAL		107,509,549								

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